Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment information by geographical area
Non-Group sales	$ 140,685	$ 200,316	$ 209,363
Property, plant and equipment, intangible assets, net	141,863	149,586	142,246
Capital expenditures	15,534	19,237	22,185
France
Segment information by geographical area
Non-Group sales	32,748	43,877	47,716
Property, plant and equipment, intangible assets, net	14,555	13,212	12,561
Capital expenditures	2,044	1,979	4,502
Rest of Europe
Segment information by geographical area
Non-Group sales	67,292	99,176	99,465
Property, plant and equipment, intangible assets, net	30,932	28,765	25,262
Capital expenditures	3,165	3,201	2,609
North America
Segment information by geographical area
Non-Group sales	13,258	19,946	22,243
Property, plant and equipment, intangible assets, net	11,891	18,916	18,903
Capital expenditures	899	1,748	2,014
Africa
Segment information by geographical area
Non-Group sales	16,011	21,303	22,263
Property, plant and equipment, intangible assets, net	43,087	45,573	43,359
Capital expenditures	3,816	7,663	4,838
Rest of the world
Segment information by geographical area
Non-Group sales	11,376	16,014	17,676
Property, plant and equipment, intangible assets, net	41,398	43,120	42,161
Capital expenditures	$ 5,610	$ 4,646	$ 8,222